Shareholder Fees	Jun. 30, 2025 USD ($)
WisdomTree Japan Hedged SmallCap Equity Fund | WisdomTree Japan Hedged SmallCap Equity Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0